Derivative Liability (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Liability [Abstract]
Total derivative liabilities amounted		$ 978,232	$ 201,430
Derivative liability from convertible debt	$ 83,016	478,212
Derivative liability related to marketing	$ 103,124	$ 500,020
Derivative liabilities per share (in Dollars per share)	$ 0.0005	$ 0.002	$ 0.0049
Total derivative	$ 186,140
Derivative liability		$ 978,232